Shares - Share purchase program (Details) - CAD CAD in Thousands					1 Months Ended	12 Months Ended
	May 27, 2016	Dec. 22, 2015	Aug. 14, 2015	Dec. 18, 2014	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015
Equity, Class of Treasury Stock [Line Items]
Shares retired during period (shares)						2,733,414	1,803,715
Common stock | Stock Purchase Program
Equity, Class of Treasury Stock [Line Items]
Shares retired during period (shares)	1,657,514	532,520		1,771,195	1,271,195	1,075,900	1,771,195
Increase (decrease) as a result of the retirement of shares	CAD (14,121)	CAD (4,500)			CAD (10,917)	CAD (9,237)
Percentage of issued and outstanding common shares purchased under Purchase Program	5.00%			5.00%
Retired through share purchase programs (in shares)			532,520
Additional paid in capital | Stock Purchase Program
Equity, Class of Treasury Stock [Line Items]
Increase (decrease) as a result of the retirement of shares	CAD 9,021	CAD 2,948			CAD 6,284	CAD 5,133